SCHEDULE OF BLACK SCHOLES STOCK OPTION PRICING VALUATION ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	May 23, 2022	Jan. 24, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	1.79%
Dividend rate
Dilution factor	0.9203
Fair value	$ 2.71	$ 4.66	$ 14.94	$ 3.64
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	96.49%
Expected term from grant date (in years)	3 years 6 months
Fair value	$ 7.01
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	99.62%
Expected term from grant date (in years)	6 years
Fair value	$ 8.26